15 Investment Properties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Fair value of investment properties at beginning	R$ 3,051
Impairment	(20)
Additions	14	12
Depreciation	(62)	(4)
Business combinations		2,973
Currency translation adjustment	707	55
Transfers	(51)	15
Discontinued operation	(3,639)
Fair value of investment properties at ending		3,051
Land [member]
Disclosure of detailed information about investment property [line items]
Fair value of investment properties at beginning	656
Impairment	(10)
Additions		2
Depreciation
Business combinations		643
Currency translation adjustment	149	11
Transfers	(32)
Discontinued operation	(763)
Fair value of investment properties at ending		656
Buildings [member]
Disclosure of detailed information about investment property [line items]
Fair value of investment properties at beginning	2,385
Impairment	(10)
Additions	6	10
Depreciation	(62)	(4)
Business combinations		2,320
Currency translation adjustment	555	44
Transfers	(16)	15
Discontinued operation	(2,858)
Fair value of investment properties at ending		2,385
Construction in progress [member]
Disclosure of detailed information about investment property [line items]
Fair value of investment properties at beginning	10
Impairment
Additions	8
Depreciation
Business combinations		10
Currency translation adjustment	3
Transfers	(3)
Discontinued operation	(18)
Fair value of investment properties at ending		R$ 10